Offsets	Jun. 16, 2026 USD ($) shares
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Nuveen California Select Tax-Free Income Portfolio
Form or Filing Type	N-2
File Number	333-271871
Initial Filing Date	May 12, 2023
Fee Offset Claimed	$ 1,761.53	[1]
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Common Shares, $0.01 par value per share
Unsold Securities Associated with Fee Offset Claimed | shares	1,209,600
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 15,984,864
Termination / Withdrawal Statement	In accordance with the Notes to Instruction 3.C.i. to Form N-2, this statement confirms that the offering of unsold Common Shares previously registered under the 2023 NXC Registration Statement has terminated.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Nuveen California Select Tax-Free Income Portfolio
Form or Filing Type	N-2
File Number	333-271871
Filing Date	Aug. 01, 2023
Fee Paid with Fee Offset Source	$ 1,761.53	[1]

[1]	On May 12, 2023, Nuveen California Select Tax-Free Income Portfolio (“NXC”) filed a Registration Statement (File No. 333-271871), which was amended on August 1, 2023 and declared effective by the Securities and Exchange Commission on August 4, 2023, to register 1,300,000 Common Shares (the “2023 NXC Registration Statement”). On January 12, 2026, NXC was reorganized with and into the Registrant (the “Reorganization”). As of the time of this filing, 1,209,600 Common Shares remain unsold from the 2023 NXC Registration Statement. Pursuant to Rule 457(p) under the Securities Act, a filing fee credit of $1,761.53, the amount of the prior filing fee attributable to the unsold Common Shares under the 2023 NXC Registration Statement, remains available to offset future registration fees, which the Registrant, as NXC’s “successor” (as defined in Rule 405 under the Securities Act) by way of the Reorganization, has claimed in connection with this filing. In accordance with the Notes to Instruction 3.C.i. to Form N-2, this statement confirms that the offering of unsold Common Shares previously registered under the 2023 NXC Registration Statement has terminated.